Other Financial Data - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020	Jul. 01, 2021
Other Financial Data [Line Items]
Allowance for expected credit losses	$ 5		$ 9
Fixed assets, net	236		320
Contract with customer, liability, revenue recognized	44		$ 123
Operating lease expiration period			2031
Alight Holdings
Other Financial Data [Line Items]
Allowance for expected credit losses					$ 0
Business combination, fixed assets acquired, accumulated depreciation					$ 0
Contract with customer, liability, revenue recognized		$ 101		$ 175
Finance Leased Assets Included in Computer Equipment
Other Financial Data [Line Items]
Fixed assets, net	62		$ 46
Interest Rate Swaps
Other Financial Data [Line Items]
Derivative asset, noncurrent	$ 16		$ 62
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent		Other Assets, Noncurrent
Derivative Asset, Current	$ 1		$ 72
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other Assets, Current		Other Assets, Current
Derivative liability, current	$ 8		$ 0
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current
Derivative liability, noncurrent	$ 1		0
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent
Other Current Liabilities
Other Financial Data [Line Items]
Deferred compensation liability	$ 83
Cost of Services, Exclusive of Depreciation and Amortization
Other Financial Data [Line Items]
Amortization expense	$ 31		$ 50
Cost of Services, Exclusive of Depreciation and Amortization | Alight Holdings
Other Financial Data [Line Items]
Amortization expense		$ 33		$ 74